Gains and losses on disposal and main changes in scope of consolidation - Squeeze-out offer (Details) - Business and Decision [member] - EUR (€) € in Millions	Jun. 30, 2020	May 28, 2020
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest, mandatory public buyout offer		6.38%
Ownership interest held	95.08%
Commitment to purchase the remaining shares	€ 3